Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss		$ (1,263,347)	$ (1,121,160)
Adjustments to reconcile net loss to net cash used in operating activities:
Reinvestment of interest on private placement demand notes		163,840	27,773
Reinvestment of interest on related party private placement demand notes		213,930	40
Reinvestment of interest on public placement demand notes		34,580
Accrued interest earned on affiliated notes receivable		(521,376)	(7,200)
Depreciation expense		40,889
Impairment on definite-lived intangible asset			157,143
Changes in operating assets and liabilities:
Accounts receivable		(19,455)
Prepaid expenses		(9,290)	(197)
Accounts payable and accrued expenses, net		55,513	17,698
Related party payables		76,817	(397,583)
Net cash used in operating activities		(1,227,899)	(1,323,486)
Cash flows from investing activities:
Purchase of investment property		(7,337,436)
Issuance of affiliated notes receivable		(9,000,598)	(864,032)
Acquisition of affiliated notes receivable		(1,069,895)
Advances to related parties			(163,343)
Development of internal-use software			(157,143)
Principal repayments of affiliated notes receivable		1,069,895
Proceeds from repayment of related party receivables		169,151
Net cash used in investing activities		(16,168,883)	(1,184,518)
Proceeds from the issuance of private placement demand notes		34,251,335	8,179,517
Proceeds from the issuance of related party private placement notes demand notes		16,202,078
Proceeds from the issuance of public placement demand notes		8,695,683
Repayments of private placement demand notes		(24,650,963)	(6,633,057)
Repayments of related party private placement demand notes		(6,255,809)
Repayment of public placement demand notes		(2,978,545)
Contribution to member’s equity			1,150,000
Net cash provided by financing activities		25,263,779	2,696,460
Net increase in cash and restricted cash		7,866,997	188,456
Cash and restricted cash at beginning of year		1,112,769	924,313
Cash and restricted cash at end of year		8,979,766	1,112,769
Reconciliation of cash and restricted cash - beginning of year
Cash		888,508	818,979
Restricted cash		224,261	105,334
Total		1,112,769	924,313
Reconciliation of cash and restricted cash - end of year
Cash		6,953,594	888,508
Restricted cash		2,026,172	224,261
Total		8,979,766	1,112,769
Non-cash investing and financing activities
Issuance of private placement demand notes			115,000
Settlement of private placement demand notes			500,000
Contribution to member’s equity			385,000
Issuance of private placement demand notes	[1]	$ 10,143,003	$ 494,765

[1]	Non-cash issuances of private placement demand notes and public placement demand notes for the year ended December 31, 2021 consist of $7,848,703 (including $1,450,000 of related parties) and $2,294,300, respectively, and corresponding non-cash redemptions of private placement demand notes and public placement demand notes for the year ended December 31, 2021 consist of $9,754,003 and $389,000, respectively. For the year ended December 31, 2020, non-cash issuances and corresponding redemptions of demand notes consist of $494,765 of private placement demand notes.